Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 5.21%
Automotive — 0.25%
Allison Transmission 144A 5.875% 6/1/29 #	15,000	$ 14,954
Clarios Global
144A 6.75% 2/15/30 #	7,000	7,073
144A 8.50% 5/15/27 #	8,000	8,017

Dana 4.50% 2/15/32	10,000	9,113
Garrett Motion Holdings 144A 7.75% 5/31/32 #	15,000	14,847
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	18,116
Phinia 144A 6.625% 10/15/32 #	8,000	7,858
Wand NewCo 3 144A 7.625% 1/30/32 #	10,000	10,243
		90,221
Basic Industry — 0.37%
Capstone Copper 144A 6.75% 3/31/33 #	14,000	13,957
Celanese US Holdings
6.50% 4/15/30	2,000	1,987
6.75% 4/15/33	8,000	7,774

Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	19,216
FMG Resources August 2006 144A 5.875% 4/15/30 #	20,000	19,768
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	5,000	5,354
NOVA Chemicals 144A 7.00% 12/1/31 #	4,000	4,173
Novelis 144A 4.75% 1/30/30 #	20,000	18,667
Olin 144A 6.625% 4/1/33 #	10,000	9,729
Quikrete Holdings 144A 6.75% 3/1/33 #	10,000	9,964
Standard Building Solutions 144A 6.50% 8/15/32 #	10,000	10,009
Standard Industries 144A 3.375% 1/15/31 #	15,000	13,054
		133,652
Capital Goods — 0.47%
Amentum Holdings 144A 7.25% 8/1/32 #	15,000	14,772
Amsted Industries 144A 6.375% 3/15/33 #	10,000	9,959
Arcosa 144A 6.875% 8/15/32 #	5,000	5,073
Bombardier
144A 7.25% 7/1/31 #	5,000	5,023
144A 8.75% 11/15/30 #	5,000	5,278

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	10,148
Esab 144A 6.25% 4/15/29 #	15,000	15,238
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Goat Holdco 144A 6.75% 2/1/32 #	5,000	$ 4,898
Manitowoc 144A 9.25% 10/1/31 #	5,000	5,146
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	5,000	4,906
144A 9.25% 4/15/27 #	10,000	9,445
Sealed Air
144A 5.00% 4/15/29 #	30,000	29,163
144A 6.50% 7/15/32 #	5,000	5,066

Terex 144A 6.25% 10/15/32 #	10,000	9,711
TransDigm 144A 6.625% 3/1/32 #	35,000	35,490
		169,316
Consumer Goods — 0.04%
Fiesta Purchaser
144A 7.875% 3/1/31 #	7,000	7,234
144A 9.625% 9/15/32 #	5,000	5,151
		12,385
Electric — 0.15%
Calpine
144A 4.625% 2/1/29 #	5,000	4,804
144A 5.125% 3/15/28 #	5,000	4,924

Lightning Power 144A 7.25% 8/15/32 #	15,000	15,456
NRG Energy 144A 6.25% 11/1/34 #	10,000	9,853
Vistra
144A 7.00% 12/15/26 #, μ, ψ	10,000	10,134
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,296
		55,467
Energy — 0.86%
Archrock Partners 144A 6.625% 9/1/32 #	10,000	10,048
Civitas Resources 144A 8.625% 11/1/30 #	15,000	15,488
EQM Midstream Partners 144A 4.75% 1/15/31 #	33,000	31,754
Expand Energy 5.375% 3/15/30	25,000	24,835
Genesis Energy
7.75% 2/1/28	5,000	5,053
7.875% 5/15/32	5,000	5,040

Gulfport Energy Operating 144A 6.75% 9/1/29 #	10,000	10,146
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,042
144A 6.25% 4/15/32 #	5,000	4,678

Matador Resources 144A 6.25% 4/15/33 #	10,000	9,779
Murphy Oil 6.00% 10/1/32	4,000	3,852
NQ-FL7 [0325] 0525 (4471976)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 8.875% 8/15/31 #	5,000	$ 4,346
144A 9.125% 1/31/30 #	5,000	5,006

NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,050
Noble Finance II 144A 8.00% 4/15/30 #	10,000	10,001
NuStar Logistics
5.625% 4/28/27	25,000	24,917
6.00% 6/1/26	10,000	10,052

Rockies Express Pipeline 144A 6.75% 3/15/33 #	8,000	8,144
SM Energy
144A 6.75% 8/1/29 #	5,000	4,930
144A 7.00% 8/1/32 #	7,000	6,877

Sunoco 144A 7.25% 5/1/32 #	5,000	5,168
Transocean
144A 8.00% 2/1/27 #	16,000	15,950
144A 8.50% 5/15/31 #	5,000	4,863
USA Compression Partners
6.875% 9/1/27	12,000	12,019
144A 7.125% 3/15/29 #	3,000	3,053
Venture Global LNG
144A 7.00% 1/15/30 #	5,000	4,930
144A 8.375% 6/1/31 #	10,000	10,149

Weatherford International 144A 8.625% 4/30/30 #	25,000	25,402
		310,572
Financial Services — 0.18%
Azorra Finance 144A 7.75% 4/15/30 #	10,000	9,979
Block 144A 6.50% 5/15/32 #	10,000	10,113
Focus Financial Partners 144A 6.75% 9/15/31 #	10,000	9,871
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	10,000	10,148
OneMain Finance 6.625% 5/15/29	8,000	8,025
PennyMac Financial Services 144A 6.875% 2/15/33 #	10,000	9,950
UWM Holdings 144A 6.625% 2/1/30 #	6,000	5,957
		64,043
Healthcare — 0.30%
Acadia Healthcare 144A 7.375% 3/15/33 #	10,000	10,003
Avantor Funding 144A 3.875% 11/1/29 #	15,000	13,861
CHS 144A 4.75% 2/15/31 #	25,000	19,792
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
DaVita
144A 3.75% 2/15/31 #	10,000	$ 8,715
144A 4.625% 6/1/30 #	10,000	9,214
Medline Borrower
144A 3.875% 4/1/29 #	15,000	14,031
144A 5.25% 10/1/29 #	7,000	6,722

Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,000	9,735
Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	14,852
		106,925
Insurance — 0.21%
HUB International
144A 5.625% 12/1/29 #	15,000	14,524
144A 7.375% 1/31/32 #	15,000	15,282

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	20,000	21,024
Panther Escrow Issuer 144A 7.125% 6/1/31 #	15,000	15,294
USI 144A 7.50% 1/15/32 #	10,000	10,214
		76,338
Leisure — 0.41%
Boyd Gaming 144A 4.75% 6/15/31 #	20,000	18,461
Caesars Entertainment
144A 6.00% 10/15/32 #	10,000	9,347
144A 6.50% 2/15/32 #	10,000	9,975
144A 7.00% 2/15/30 #	18,000	18,258
Carnival
144A 5.75% 3/1/27 #	10,000	10,013
144A 6.00% 5/1/29 #	5,000	4,968
144A 6.125% 2/15/33 #	8,000	7,890

Life Time 144A 6.00% 11/15/31 #	10,000	9,921
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	40,000	39,860
Scientific Games Holdings 144A 6.625% 3/1/30 #	13,000	12,274
Six Flags Entertainment 144A 6.625% 5/1/32 #	5,000	5,045
		146,012
Media — 0.56%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	5,000	4,384
AMC Networks 4.25% 2/15/29	20,000	15,033
CCO Holdings
4.50% 5/1/32	55,000	47,784
144A 5.375% 6/1/29 #	25,000	24,211

CMG Media 144A 8.875% 6/18/29 #	10,000	8,650

2    NQ-FL7 [0325] 0525 (4471976)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	14,000	$ 4,830
Gray Media 144A 5.375% 11/15/31 #	35,000	21,894
McGraw-Hill Education 144A 7.375% 9/1/31 #	12,000	12,078
Midcontinent Communications 144A 8.00% 8/15/32 #	10,000	10,124
Sirius XM Radio 144A 4.00% 7/15/28 #	30,000	28,016
Snap 144A 6.875% 3/1/33 #	5,000	5,004
Stagwell Global 144A 5.625% 8/15/29 #	10,000	9,533
Univision Communications 144A 7.375% 6/30/30 #	10,000	9,564
		201,105
Real Estate — 0.15%
Forestar Group 144A 6.50% 3/15/33 #	5,000	4,900
Iron Mountain 144A 5.25% 3/15/28 #	45,000	44,015
Starwood Property Trust 144A 6.50% 7/1/30 #	3,000	3,005
		51,920
Retail — 0.36%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,690
4.75% 3/1/30	10,000	9,364
Bath & Body Works
6.875% 11/1/35	30,000	30,422
6.95% 3/1/33	9,000	9,201
Carvana
PIK 144A 9.00% 6/1/30 #, >	5,325	5,643
PIK 144A 9.00% 6/1/31 #, >>	5,725	6,366

Magnera 144A 7.25% 11/15/31 #	10,000	9,738
Murphy Oil USA 144A 3.75% 2/15/31 #	50,000	44,463
Victra Holdings 144A 8.75% 9/15/29 #	10,000	10,327
		130,214
Services — 0.30%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	2,000	1,932
Prime Security Services Borrower 144A 5.75% 4/15/26 #	30,000	29,980
Resideo Funding 144A 6.50% 7/15/32 #	8,000	7,991
S&S Holdings 144A 8.375% 10/1/31 #	8,000	7,567
Staples 144A 10.75% 9/1/29 #	10,000	9,047
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America 3.875% 2/15/31	11,000	$ 9,990
Waste Pro USA 144A 7.00% 2/1/33 #	5,000	5,029
White Cap Buyer 144A 6.875% 10/15/28 #	27,000	25,943
Williams Scotsman 144A 6.625% 4/15/30 #	10,000	10,116
		107,595
Technology & Electronics — 0.34%
Cloud Software Group 144A 6.50% 3/31/29 #	25,000	24,320
CommScope 144A 8.25% 3/1/27 #	8,000	7,585
CommScope Technologies 144A 5.00% 3/15/27 #	5,000	4,496
Entegris 144A 5.95% 6/15/30 #	25,000	24,902
Seagate HDD Cayman 5.75% 12/1/34	8,000	7,777
Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,201
UKG 144A 6.875% 2/1/31 #	40,000	40,607
Zebra Technologies 144A 6.50% 6/1/32 #	3,000	3,039
		121,927
Telecommunications — 0.22%
Consolidated Communications
144A 5.00% 10/1/28 #	10,000	9,387
144A 6.50% 10/1/28 #	20,000	19,334
Frontier Communications Holdings
144A 6.00% 1/15/30 #	25,000	25,075
144A 6.75% 5/1/29 #	15,000	15,087

Rogers Communications 7.125% 4/15/55 μ	10,000	9,970
		78,853
Transportation — 0.04%
Genesee & Wyoming 144A 6.25% 4/15/32 #	15,000	15,007
		15,007
Total Corporate Bonds (cost $1,924,587)		1,871,552

US Treasury Obligations — 29.90%
US Treasury Bonds
1.125% 5/15/40	285,000	180,468
1.375% 8/15/50	285,000	145,317
1.875% 2/15/51	155,000	89,915
2.25% 8/15/49	210,000	135,516
2.375% 2/15/42	680,000	504,940
NQ-FL7 [0325] 0525 (4471976)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
2.50% 5/15/46	310,000	$ 219,773
2.875% 5/15/49	450,000	331,805
3.00% 11/15/45	210,000	163,989
3.00% 8/15/52	5,000	3,724
3.375% 11/15/48	265,000	215,162
3.875% 2/15/43	260,000	238,057
4.375% 5/15/41	145,000	143,006
4.50% 5/15/38	30,000	30,596

US Treasury Floating Rate Notes 4.348% (USBMMY3M + 0.10%) 1/31/27 •	120,000	119,997
US Treasury Notes
0.625% 5/15/30	1,165,000	985,836
1.125% 2/15/31	175,000	148,993
1.875% 2/15/32	1,140,000	990,108
2.375% 3/31/29	1,415,000	1,334,660
2.875% 8/15/28	135,000	130,663
3.50% 4/30/28	1,480,000	1,463,119
3.625% 5/15/26	1,440,000	1,433,812
3.875% 8/15/34	230,000	224,232
4.125% 10/31/26	1,035,000	1,037,729
4.125% 3/31/31	275,000	276,418
4.625% 2/15/35	195,000	201,474
Total US Treasury Obligations (cost $10,768,457)		10,749,309
	Number of shares
Common Stocks — 55.54%
Communication Services — 4.00%
Alphabet Class A	740	114,434
Alphabet Class C	761	118,891
AT&T	9,524	269,339
Electronic Arts	1,037	149,867
Interpublic Group	1,467	39,844
KDDI	700	11,012
Meta Platforms Class A	571	329,101
Publicis Groupe	179	16,789
Verizon Communications	5,394	244,672
Walt Disney	1,442	142,325
		1,436,274
Consumer Discretionary — 5.79%
adidas	61	14,293
Amadeus IT Group	585	44,596
Bath & Body Works	112	3,396
Best Buy	1,990	146,484
Booking Holdings	33	152,028
Buckle	2,505	95,992
eBay	1,482	100,376
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Genuine Parts	1,142	$ 136,058
H & M Hennes & Mauritz Class B	962	12,619
Home Depot	769	281,831
Kering	60	12,386
Lowe's	620	144,603
LVMH Moet Hennessy Louis Vuitton	56	34,618
NIKE Class B	3,379	214,499
PulteGroup	1,679	172,601
Ross Stores	1,152	147,214
Sodexo	407	26,141
Starbucks	969	95,049
TJX	2,033	247,619
		2,082,403
Consumer Staples — 3.21%
Altria Group	4,508	270,570
Anheuser-Busch InBev	662	40,744
Asahi Group Holdings	700	8,923
Conagra Brands	5,600	149,352
Diageo	1,405	36,561
Hershey	823	140,758
Kao	700	30,209
Kimberly-Clark	153	21,760
Koninklijke Ahold Delhaize	894	33,409
Nestle	375	37,869
Philip Morris International	2,085	330,952
Seven & i Holdings	700	10,095
Unilever	705	41,982
		1,153,184
Energy — 2.31%
Chevron	1,773	296,605
Chord Energy	193	21,755
EOG Resources	76	9,746
Exxon Mobil	4,218	501,647
		829,753
Financials — 11.21%
Allstate	722	149,505
Ally Financial	2,304	84,027
American Financial Group	1,403	184,270
Ameriprise Financial	274	132,646
Artisan Partners Asset Management Class A	1,793	70,106
Bank of America	3,600	150,228
Bank of New York Mellon	2,896	242,888
Blackrock	231	218,637
Blackstone	1,117	156,134
Charles Schwab	2,100	164,388
Citizens Financial Group	4,832	197,967
Corebridge Financial	6,169	194,755

4    NQ-FL7 [0325] 0525 (4471976)

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Fidelity National Financial	2,364	$ 153,849
Fidelity National Information Services	1,997	149,136
Fifth Third Bancorp	2,023	79,302
KeyCorp	12,263	196,085
MetLife	2,727	218,951
Pluxee	869	17,699
PNC Financial Services Group	586	103,001
Principal Financial Group	2,336	197,088
Prudential Financial	1,697	189,521
Regions Financial	2,570	55,846
State Street	1,369	122,567
Synchrony Financial	3,097	163,955
Travelers	611	161,585
Truist Financial	3,504	144,190
Western Union	12,315	130,293
		4,028,619
Healthcare — 7.39%
AbbVie	1,555	325,804
Baxter International	4,433	151,741
Bristol-Myers Squibb	2,930	178,701
Cardinal Health	1,530	210,788
Cencora	787	218,857
Cigna Group	475	156,275
Coloplast Class B	269	28,196
Gilead Sciences	2,188	245,165
Hologic †	2,242	138,488
Johnson & Johnson	919	152,407
McKesson	273	183,726
Merck & Co.	3,618	324,752
Novo Nordisk Class B	550	37,450
Pfizer	3,916	99,231
Roche Holding	135	44,329
SIGA Technologies †	23,402	128,243
Smith & Nephew	2,356	33,020
		2,657,173
Industrials — 4.75%
CSX	4,800	141,264
Dover	821	144,233
DSV	133	25,686
EMCOR Group	16	5,914
Expeditors International of Washington	1,227	147,547
Intertek Group	461	29,805
Jacobs Solutions	1,192	144,101
Knorr-Bremse	274	24,754
Kone Class B	429	23,583
Lockheed Martin	152	67,900
Makita	1,000	32,835
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Masco	2,514	$ 174,824
Northrop Grumman	304	155,651
Otis Worldwide	1,651	170,383
Paychex	1,486	229,260
REV Group	4,192	132,467
Securitas Class B	3,283	46,362
Wolters Kluwer	80	12,418
		1,708,987
Information Technology — 15.12%
Accenture Class A	477	148,843
Analog Devices	677	136,530
Apple	5,039	1,119,313
Applied Materials	817	118,563
ASML Holding	19	12,450
Broadcom	1,481	247,964
CDW	838	134,298
Cisco Systems	5,922	365,447
Cognizant Technology Solutions Class A	1,874	143,361
Dell Technologies Class C	1,379	125,696
HP	5,443	150,717
Lam Research	2,140	155,578
Microsoft	2,026	760,540
Monolithic Power Systems	220	127,595
NetApp	1,482	130,179
NVIDIA	8,413	911,801
Oracle	917	128,206
QUALCOMM	1,274	195,699
SAP	177	46,776
Seagate Technology Holdings	1,467	124,622
Teledyne Technologies †	305	151,801
		5,435,979
Materials — 0.85%
Air Liquide	210	39,769
Dow	2,705	94,459
DuPont de Nemours	1,900	141,892
LyondellBasell Industries Class A	404	28,442
		304,562
Real Estate — 0.46%
Equity Residential	2,300	164,634
		164,634
Utilities — 0.45%
Duke Energy	1,339	163,318
		163,318
Total Common Stocks (cost $16,160,704)		19,964,886

NQ-FL7 [0325] 0525 (4471976)    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)

Preferred Stock — 0.08%
Henkel AG & Co. 2.52% ω	385	$ 30,590
Total Preferred Stock (cost $31,396)		30,590

Exchange-Traded Funds — 9.29%
iShares iBoxx High Yield Corporate Bond ETF	4,283	337,886
iShares US Treasury Bond ETF	43,311	995,503
Vanguard S&P 500 ETF	3,903	2,005,791
Total Exchange-Traded Funds (cost $3,389,133)		3,339,180

Total Value of Securities—100.02% (cost $32,274,277)		35,955,517
Liabilities Net of Receivables and Other Assets—(0.02)%		(6,562)
Net Assets Applicable to 2,693,511 Shares Outstanding—100.00%		$35,948,955
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $1,601,228, which represents 4.45% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
AG – Aktiengesellschaft
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
S&P – Standard & Poor’s Financial Services LLC
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar

6    NQ-FL7 [0325] 0525 (4471976)